American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2020

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Automobiles — 3.3%
Tesla, Inc.(1)	19,930	8,550,169
Banks — 0.9%
JPMorgan Chase & Co.	17,090	1,645,254
U.S. Bancorp	18,340	657,489
		2,302,743
Beverages — 1.0%
Constellation Brands, Inc., Class A	14,500	2,747,895
Biotechnology — 2.7%
Biogen, Inc.(1)	6,580	1,866,614
Ionis Pharmaceuticals, Inc.(1)	11,830	561,334
Regeneron Pharmaceuticals, Inc.(1)	8,500	4,758,130
		7,186,078
Capital Markets — 1.0%
MSCI, Inc.	7,610	2,715,096
Chemicals — 0.7%
Ecolab, Inc.	9,170	1,832,533
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	8,340	877,034
Electrical Equipment — 0.7%
Acuity Brands, Inc.	8,200	839,270
Rockwell Automation, Inc.	4,410	973,199
		1,812,469
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	11,070	720,657
Keyence Corp.	2,000	932,085
		1,652,742
Entertainment — 2.7%
Netflix, Inc.(1)	8,310	4,155,249
Roku, Inc.(1)	4,550	859,040
Walt Disney Co. (The)	16,030	1,989,003
		7,003,292
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	13,030	4,625,650
Health Care Equipment and Supplies — 5.4%
ABIOMED, Inc.(1)	1,680	465,461
DexCom, Inc.(1)	3,220	1,327,380
Edwards Lifesciences Corp.(1)	34,650	2,765,763
IDEXX Laboratories, Inc.(1)	5,100	2,004,861
Intuitive Surgical, Inc.(1)	9,820	6,967,683
Tandem Diabetes Care, Inc.(1)	6,360	721,860
		14,253,008
Health Care Providers and Services — 3.3%
UnitedHealth Group, Inc.	27,840	8,679,677
Hotels, Restaurants and Leisure — 3.5%
Chipotle Mexican Grill, Inc.(1)	3,950	4,912,654
Starbucks Corp.	36,840	3,165,293
Wingstop, Inc.	8,470	1,157,426
		9,235,373

Household Products — 0.8%
Colgate-Palmolive Co.	27,390	2,113,138
Interactive Media and Services — 10.7%
Alphabet, Inc., Class A(1)	4,470	6,551,232
Alphabet, Inc., Class C(1)	5,440	7,994,624
Facebook, Inc., Class A(1)	44,000	11,523,600
Tencent Holdings Ltd.	30,400	2,024,438
		28,093,894
Internet and Direct Marketing Retail — 7.9%
Amazon.com, Inc.(1)	6,640	20,907,567
IT Services — 15.9%
Adyen NV(1)	870	1,603,285
MasterCard, Inc., Class A	38,190	12,914,712
PayPal Holdings, Inc.(1)	40,740	8,027,002
Shopify, Inc., Class A(1)	3,410	3,488,328
Square, Inc., Class A(1)	26,970	4,383,974
Visa, Inc., Class A	57,610	11,520,272
		41,937,573
Machinery — 1.6%
Donaldson Co., Inc.	11,040	512,477
Nordson Corp.	5,330	1,022,401
Westinghouse Air Brake Technologies Corp.	22,920	1,418,289
Yaskawa Electric Corp.	32,300	1,261,357
		4,214,524
Oil, Gas and Consumable Fuels — 0.2%
EOG Resources, Inc.	13,720	493,097
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	14,880	3,247,560
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	19,720	2,492,214
Semiconductors and Semiconductor Equipment — 2.2%
Analog Devices, Inc.	20,390	2,380,329
Applied Materials, Inc.	25,900	1,539,755
Xilinx, Inc.	18,060	1,882,574
		5,802,658
Software — 13.6%
DocuSign, Inc.(1)	23,130	4,978,501
Fair Isaac Corp.(1)	3,100	1,318,678
Microsoft Corp.	69,970	14,716,790
Paycom Software, Inc.(1)	4,860	1,512,918
salesforce.com, Inc.(1)	40,280	10,123,170
Splunk, Inc.(1)	5,990	1,126,899
Zoom Video Communications, Inc., Class A(1)	4,600	2,162,506
		35,939,462
Specialty Retail — 2.5%
Ross Stores, Inc.	23,600	2,202,352
TJX Cos., Inc. (The)	80,460	4,477,599
		6,679,951
Technology Hardware, Storage and Peripherals — 11.7%
Apple, Inc.	265,800	30,782,298
Textiles, Apparel and Luxury Goods — 2.2%
lululemon athletica, Inc.(1)	3,380	1,113,271
NIKE, Inc., Class B	37,440	4,700,217
		5,813,488
TOTAL COMMON STOCKS (Cost $67,353,835)		261,991,183

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $988,662)	5,370	1,164,699
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $561,275), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $550,373)		550,373
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/23, valued at $846,624), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $830,001)		830,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,380,373)		1,380,373
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $69,722,870)		264,536,255
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,033,462)
TOTAL NET ASSETS — 100.0%		$263,502,793

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,010,943	EUR	861,257	Credit Suisse AG	12/31/20	$(997)
USD	34,007	EUR	29,123	Credit Suisse AG	12/31/20	(211)
USD	730,512	JPY	76,639,850	Bank of America N.A.	12/30/20	2,847
						$1,639

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	256,170,018	5,821,165	—
Exchange-Traded Funds	1,164,699	—	—
Temporary Cash Investments	—	1,380,373	—
	257,334,717	7,201,538	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,847	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,208	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.